Contract Liabilities (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Contract Liabilities
Revenue recognized contract liabilities	¥ 216.0	¥ 279.9	¥ 319.3